Stockholders' deficit - Common stock reserved for future issuance (Q3) (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' deficit [Abstract]
Conversion of Series E (in shares)	1,760,903	1,760,903
Exercise of options to purchase common stock (in shares)	7,241,942	7,791,833
Warrants to purchase common stock (in shares)	19,898,859	16,981,854
Notes payable (in shares)	7,346,568	4,437,500
Total (in shares)	36,248,272	30,972,090	0